Schedule of Future Minimum Lease Payments for Capital Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	€ 495
2014	212
2015	177
2016	99
2017	39
Thereafter	4
Total minimum lease payments	1,026
Less: amount representing interest	(72)
Present value of minimum lease payments	953
Current portion of capital lease obligations	459	557
Long-term portion	€ 494	€ 695